Leases - Summary of Lease Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease expenses	¥ 43,347	¥ 45,328	¥ 39,675
Short-term lease expenses	1,987	1,312	1,751
Variable lease expenses	22,856	27,371	28,659
Total lease expenses	68,190	74,011	70,085
Cash paid for amounts included in the measurement of operating lease liabilities	45,249	47,364	39,327
Right-of-use assets obtained in exchange for operating lease liabilities	36,209	61,903	24,574
Lease liabilities decrease due to early termination	¥ 18,515	¥ 8,933	¥ 30,368